Trade and Other Payables - Summary of Trade And Other Payables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade payables - non-related parties	$ 3,012	$ 5,070
Accrued operating expenses	6,600	7,399
Accrued employee expenses	12,767	14,395
Other payables	4,258	2,873
Trade and other current payables	26,637	29,737
Trade payables - non-related parties	0	3
Accrued employee expenses	518	293
Trade and other non-current payables	$ 518	$ 296